Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2021
Significant accounting policies
Basis of consolidation

(a)   Basis of consolidation

(i)    Business combinations

The Group accounts for business combinations (except entities acquired under common control) using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The consideration transferred in the acquisition is generally measured at fair value, as well as the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see note 4(f)(ii)). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(ii)   Subsidiaries and consolidated affiliated entities

Subsidiaries and consolidated affiliated entities are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries and consolidated affiliated entities are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. When the Group loses control over a subsidiary or a consolidated affiliated entity, it derecognizes the assets and liabilities of the entity, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary or consolidated affiliated entity is measured at fair value when control is lost.

(iii)  Entities acquired under common control

Entities acquired under common control or transactions accounted for in a manner similar to a pooling-of-interests (for example, a reorganization of entities under common control) are accounted under the “book value” accounting, where the Company recognizes the assets acquired and liabilities assumed using the book values of the transferor. When the consolidated financial statements are issued for a period that includes the date the common control transaction occurred, the Company’s consolidated financial statements of all prior periods are retrospectively revised to the earliest date presented.

(iv)  Non-controlling interests

Non-controlling interests (“NCI”) are measured initially at the proportionate share of the acquiree’s identifiable net assets at the date of acquisition, or at the fair value at the date of acquisition, on a transaction by transaction basis. Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the owners of the parent and to non-controlling interests in proportion to their ownership interests in the subsidiary. Losses applicable to the non-controlling interests in a subsidiary (including components of OCI) are allocated to the non-controlling interests even if this causes the non-controlling interests to have a deficit balance.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Foreign currency

(b)   Foreign currency

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates ruling at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated to the functional currency at the exchange rate when the fair value was determined. Foreign currency gains and losses are reported on a net basis as either finance income or finance expense depending on whether foreign currency changes are in a net gain or net loss position. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into RMB at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into RMB at the exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve.

Financial instruments

(c)   Financial instruments

(i)	Recognition and initial measurement

Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement Non-derivative financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; Fair value through other comprehensive income (“FVOCI”) - debt investment; FVOCI - equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

-      It is held within a business model whose objective is to hold assets to collect contractual cash flows; and

-      Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interests on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value on OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that, otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Non-derivative financial assets - Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

-      The stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focused on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

-      how the performance of the portfolio is evaluated and reported to the Group’s management;

-      the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

-      how managers of the business are compensated - e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

-      The frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Non-derivative financial assets - Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

-      contingent events that would change the amount or timing of cash flows;

-      terms that may adjust the contractual coupon rate, including variable-rate features;

-      prepayment and extension features; and

-      terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract.

Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Non-derivative financial assets - Subsequent measurement and gains and losses

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Non-derivative financial liabilities - Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

(iii)	Derecognition

Non-derivative financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Non-derivative financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(iv)	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Property and equipment

(d)   Property and equipment

(i)    Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (Note 4(f)).

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and any other costs directly attributable to bringing the asset to a working condition for its intended use.

Construction in progress represents property under construction and equipment pending installation, and is stated at cost less impairment losses (Note 4(f)). Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when the asset is substantially ready for its intended use. No depreciation is provided in respect of construction in progress.

Gains or losses arising from the retirement or disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

(ii)   Subsequent costs

The cost of replacing a component of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property, and equipment are recognized in profit or loss as incurred.

(iii)  Depreciation

Items of property and equipment are depreciated from the date that they are available for use or, in respect of self-constructed assets, from the date that the asset is completed and ready for use. Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the straight-line basis over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or their useful lives. The estimated useful lives for the current and comparative years of significant property and equipment are as follows:

Motor vehicles	5 years
Furniture, fixtures and other equipment	3~5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets and goodwill

(e)   Intangible assets and goodwill

(i)    Goodwill

Goodwill is presented with intangible assets and represent the excess of:

(i)	the aggregate of the fair value of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interests in the acquiree; over
(ii)	the net fair value of the acquiree’s identifiable assets and liabilities measured as at the acquisition date.

When (ii) is greater than (i), then this excess is recognized immediately in profit or loss as a gain on a bargain purchase.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (see note 4(f)).

On disposal of a cash generating unit during the year, any attributable amount of purchased goodwill is included in the calculation of profit or loss on disposal.

(ii)   Trademark

Trademark is not amortized when their useful life is assessed to be indefinite, which is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment. The change in the useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives.

(iii)  Other intangible assets

Other intangible assets that have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses (Note 4(f)). Other intangible assets include software, student relationships that arose from the acquisition of Tianma Experimental, favorable lease that arose from the acquisition of Zhenjiang Jianghe High School of Art.

(iv)  Amortization

Amortization of intangible assets with finite useful lives is charged to profit or loss on a straight-line basis over the assets’ estimated useful lives. The following intangible assets with finite useful lives are amortized from the date they are available for use and their estimated useful lives are as follows:

Student relationships	1~15 years
Favorable lease	20 years
Others	3 years

Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate.

Impairment

(f)    Impairment

(i)    Non-derivative financial assets

The Group recognizes loss allowances for ECLs on financial assets measured at amortized cost.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at 12-month ECLs:

-	debt securities that are determined to have low credit risk at the reporting date; and
-	other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:

-	the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
-	the financial asset is more than 90 days past due.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12- month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).

ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

-significant financial difficulty of the borrower or issuer;

-a breach of contract such as a default or being more than 90 days past due;

-the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

-it is probable that the borrower will enter bankruptcy or other financial reorganization; or

-the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECL in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. For debt securities at FVOCI, the loss allowance is recognized in OCI and accumulated in the fair value reserve (recycling).

(ii)   Non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and indefinite-lived intangible assets are tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGU”s). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of CGUs. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of CGUs.

An impairment loss in respect of goodwill is not reversed. In respect of other non-financial assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Contract costs

(g)   Contract costs

Contract costs are either the incremental costs of obtaining a contract with a customer or the costs to fulfil a contract with a customer which are not capitalized as inventory, property and equipment or intangible assets.

Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (e.g. an incremental sales commission). Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered. Contract costs are amortized over the expected customer relationship period, generally from one to six years. Other costs of obtaining a contract are expensed when incurred.

The Group applies the practical expedient in paragraph 94 of IFRS 15 and recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Group otherwise would have recognized is one year or less from the initial recognition of the asset.

Capitalized contract costs are stated at cost less accumulated amortization and impairment losses. Impairment losses are recognized to the extent that the carrying amount of the contract cost asset exceeds the net of (i) remaining amount of consideration that the Group expects to receive in exchange for the goods or services to which the asset relates, less (ii) any costs that relate directly to providing those goods or services that have not yet been recognized as expenses. Amortization of capitalized contract costs is charged to “selling expenses” in the consolidated statements of profit or loss and other comprehensive income when the revenue to which the asset relates is recognized.

Contract liability

(h)   Contract liability

A contract liability is the obligation to provide services or goods to a customer for which the Group has received consideration from the customer. If a customer pays the consideration before the Group provides services or goods to the customer, a contract liability is recognized when the payment is made or the payment is due.

Cash and cash equivalents

(i)   Cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand and cash equivalents with an original maturity of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value and are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Term deposits	(j) Term deposits Term deposits comprise highly liquid investments with original maturities of three months or greater than three months, which are held for the purpose of investment.
Employee benefits

(k)    Employee benefits

(i)    Defined contribution plan

Obligations for contributions to defined contribution plans, pursuant to which certain pension benefits, medical care, employee housing fund are provided to employees, are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution plans (the “Plans”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Plans at 25.3% to 38.64% of the deemed salary rate announced annually by the local government authorities.

The Group has no other material obligation associated with those Plans beyond the annual contributions described above.

(ii)   Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A provision is recognized for the amount expected to be paid under short-term cash bonus or other short-term benefits if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(iii)  Long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.

Provisions and contingent liabilities

(l)    Provisions and contingent liabilities

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Revenue recognition

(m)   Revenue recognition

The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application (i.e. July 1, 2018). Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information. As allowed by IFRS 15, the Group has applied the new requirements only to contracts that were not completed before July 1, 2018.

Upon the adoption of IFRS 15 on July 1, 2018, the Group capitalized sales commissions related to the acquisitions of new K-12 educational service contracts of RMB18,279 as contract costs, which would be amortized over the expected student relationship period. At the same time, the Group increased retained earnings by the same amount.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under IFRS 15: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The primary sources of the Group’s revenues are as follows:

K-12 educational services

The Group’s revenue is principally derived from the provision of boarding school educational services to students. The Group offers basic educational and international programs at the primary school, middle school and high school. Revenue from K-12 educational services include revenue from K-12 student management services and high school curriculum education services and revenue from K-9 compulsory curriculum education services. K-9 compulsory curriculum education services revenue has been included in the discontinued operations.

Tuition fees are generally collected before the beginning of each school year. Each school year is comprised of two semesters. Generally, the first semester starts in September and ends in January next year. The second semester starts the following month in February and ends in June. Due to the impact of COVID-19, the second semester of 2019/2020 was extended to July.

Each contract with a student in respect of the educational programs contains multiple performance obligations consisting of the provision of the curriculum education services, after-school enrichment services, accommodations, transportation services, other ancillary school activities, delivery of educational books and related materials, and meal catering services. These performance obligations are distinct in the context of the contract. The consideration expected to be received is allocated at contract inception among the performance obligations based on their stand-alone selling prices.

The Group generally utilizes the portfolio approach to estimate the amount of revenue to recognize for its contracts and groups contracts together that have similar characteristics. Significant judgment is used to determine which contracts are grouped together to form a portfolio. The portfolio approach is utilized only when the result of the accounting is not expected to be materially different than if applied to individual contracts.

Revenue attributable to the provision of the curriculum education services, after-school enrichment services, accommodations, transportation services and other ancillary school activities is recognized over time, based on a straight-line basis over the school year, as customers simultaneously receive and consume the benefits of these services throughout the service period, and the control of curriculum education services, after-school enrichment services, accommodations, transportation services and other ancillary school activities is transferred evenly over the school year. Revenue attributable to the delivery of educational books and related materials, and meal catering services is recognized at point in time, respectively, when the control of the educational books and related materials or underlying goods is transferred to customers. The Group considers that it is acting as the principal in the transaction and recognizes revenue from sales of the educational materials on a gross basis.

During the year ended June 30, 2020, in response to the COVID-19 pandemic, between February 2020 and April 2020, the Group temporarily stopped providing offline curriculum education services, accommodations and transportation services to students, instead it offered online curriculum education services to students during the period. Revenue attributable to the curriculum education services is recognized over the service period based on the estimated progress of courses delivery, and revenue attributable to the accommodations and transportation services is recognized over time evenly over the period with service provided. The amount of considerations relating to accommodations and transportation service to students between February 2020 and April 2020, which were not provided, has been recorded as refund liability in trade and other payables to third parties.

The Group considers contract modifications to exist when the parties to a contract approve a modification that either creates new or changes the existing enforceable rights and obligations of the parties to the contract. The effect of a contract modification on a change in the transaction price is accounted for as if it was a termination of existing contract and the creation of a new contract when the remaining goods or services are distinct from those transferred on or before the date of the contract modification, and on a cumulative catch-up basis when the remaining goods or services are not distinct.

Operation and management services

The Group also provides operation and management services to schools, including but not limited to branding, academic management, basic and international education resources, school culture, admission, finance, human resources, procurement, IT, internal audit, property and logistics management services.

The promised services in each operation and management service contract are combined and accounted as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The revenue is recognized on a straight-line basis over the period of the operation and management service, as customers simultaneously receive and consume the benefits of these services throughout the service period. Invoices are usually settled within 30 days from billing date.

Ancillary educational services

i)	well-rounded education and academic subject tutoring

The Group provides various extracurricular courses to arouse students’ interest and broaden their both academic and nonacademic outlook.

Each contract of well-rounded education and academic subject tutoring contains a single performance obligation. Tuition fee is generally collected in advance and is initially recorded as contract liability. Revenue from well-rounded education and academic subject tutoring is recognized over time, proportionately as the tutoring sessions are delivered, as customers simultaneously receive and consume the benefits of these services throughout the service period. The Group is the principal in providing well-rounded education and academic tutoring as it controls such services before the services are transferred to the customer.

ii)	Study trip services

The Group provides overseas study tours and summer and winter camps to students.

Each contract of study strip service contains a single performance obligation. Study trip service fee is generally collected in advance and is initially recorded as contract liability. Study trip service revenue is recognized on a straight-line basis over the period of the study trip services, as customers simultaneously receive and consume the benefits of these services throughout the service period.

iii)	Others

Others mainly include revenue derived from overseas study consulting services and hotel management services. Revenue is recognized when control of promised services is transferred to the customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services.

VAT collected from customers is excluded from revenue. The Company’s PRC subsidiaries and affiliated companies are subject to VAT. The deductible input VAT balance is reflected in the other current assets, and VAT payable balance is recorded in the trade and other payables due to third parties.

Government grants

(n)    Government grants

Government grants are recognized in the statements of profit or loss and other comprehensive income when the grants are unconditional and become receivable. Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred. For government grant in the form of non-monetary assets, the Group records those assets and grant at a nominal amount.

Leases

(o)  Leases

On July 1, 2019, the Group adopted IFRS 16, Lease, using the modified retrospective transition approach resulting in the recognition of right-of-use assets of RMB411,115 and lease liabilities of RMB411,090 upon adoption. Therefore, comparative information continues to be reported under IAS 17 and related interpretations. Additionally, the disclosure requirements in IFRS 16 have not been applied to comparative information.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after July 1, 2019.

Policy applicable from July 1, 2019

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

(i)As a lessee

Right-of-use assets and lease liabilities

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options and periods after termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Group’s incremental borrowing rate. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

––   fixed payments, including in-substance fixed payments;

––   variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

––   amounts expected to be payable under a residual value guarantee; and

––   the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured by discounting the revised lease payments using a revised discount rate to reflect changes to the lease payments, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases in profit or loss on a straight-line basis over the lease term.

Policy applicable before July 1, 2019

(i)	Leased assets

Leases of property and equipment that transfer to the Group substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognized in the Group’s statement of financial position.

(ii)	Lease payments

Payments made under operating lease are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expenses over the term of the lease.

Finance income

(p)   Finance income

Finance income comprises interest income.

Interest income is recognized using the effective interest method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset.

In calculating interest income, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired). However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax expense

(q)   Income tax expense

Income tax expense comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill; the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable they will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets are offset against deferred tax liabilities, if there is a legal enforceable right to offset current tax assets and current tax liabilities, and in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously, or in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same tax authority on the same taxable entity.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. The carrying amount of a deferred tax asset is reviewed at each reporting date and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Earnings per share

(r)   Earnings per share

Basic earnings per share (“basic EPS”) is calculated by dividing the profit by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share (“diluted EPS”) is similar to basic earnings per share but presents the dilutive effect on a per share basis of potential ordinary shares (e.g. warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later.

Discontinued operation

(s)   Discontinued operation

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

––    represents a separate major line of business or geographic area of operations;

––    is part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or

––    is a subsidiary acquired exclusively with a view to resale.

Classification as a discontinued operation occurs at the earlier of when an operation meets the criteria to be classified as held-for-sale, when a group of assets ceases to be used or when the Group disposes of an operation.

When an operation is classified as a discontinued operation, the comparative statement of profit or loss and OCI is re-presented as if the operation had been discontinued from the start of the comparative year.

Related parties

(t)   Related parties

For the purposes of these consolidated financial statements, a person or entity is considered to be related to the Group if:

(a)   A person, or a close member of that person’s family, is related to the Group if that person:

(i)    has control or joint control over the Group.

(ii)   has significant influence over the Group; or of a parent of the Group.

(iii)  is a member of the key management personnel of the Group or of a parent of the Group.

(b)   An entity is related to the Group if any of the following conditions applies:

(i)    the entity and the Group are members of the same Group (which means that each parent, subsidiary and fellow subsidiary is related to the other).

(ii)   one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of the Group of which the other entity is a member).

(iii)  both entities are joint ventures of the same third party.

(iv)  one entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)   the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)  the entity is controlled or jointly controlled by a person identified in (a).

(vii) a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii) the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended June 30, 2021

(u)   Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended June 30, 2021

Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended June 30, 2021 and which have not been adopted in these consolidated financial statements. These include the following which may be relevant to the Group.

Effective for
accounting periods
beginning on or after
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37, Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022

For those other new standards with effective date beginning on or after January 1, 2021, the Group is in the process of making an assessment of what the impact of these amendments is expected to be in the period of initial application.

Amendments to IFRS 3 are intended to replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in March 2018. The amendments also add to IFRS 3 a requirement that, for transactions and other events within the scope of IAS 37 or IFRIC 21, an acquirer applies IAS 37 or IFRIC 21 to identify the liabilities it has assumed in a business combination instead of referring to the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group expects to adopt the amendments prospectively from July 1, 2022. Since the amendments apply prospectively to business combinations for which the acquisition date is on or after the date of first application, the Group will not be affected by these amendments on the date of transition.

Amendments to IAS 37 specify that the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract can either be the incremental costs of fulfilling that contract (e.g., direct labor and materials) or an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The Group expects to adopt the amendments from July 1, 2022. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 16 prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling any such items, and the cost of those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022 and shall be applied retrospectively only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. The Group expects to adopt the amendments prospectively from July 1, 2022. The amendments are not expected to have any significant impact on the Group’s financial statements.